Cover	Nov. 21, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 21, 2024
Entity Registrant Name	YIELD10 BIOSCIENCE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33133
Entity Tax Identification Number	04-3158289
Entity Address, Address Line One	19 Presidential Way
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	617
Local Phone Number	583-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001121702
Amendment Flag	false
Title of 12(b) Security	None
Trading Symbol
Entity Emerging Growth Company	false
Security Exchange Name